Short-Term Borrowings and Long-Term Debt (Aggregate Amounts of Annual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
2018	¥ 60,217
2019	110,017
2020	13
2021	8
2022	2
Thereafter	50,000
Long-term debt	¥ 220,257	¥ 220,400